PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED STATEMENT OF CASH FLOWS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	¥ 225,174	¥ 168,520	¥ 154,380
Net cash generated from (used in) investing activities	(145,198)	(102,650)	(121,314)
Net cash (used in)/generated from financing activities	(57,942)	(37,510)	(84,702)
Net increase/(decrease) in cash and cash equivalents	22,034	28,360	(51,636)
Cash and cash equivalents as at January 1	87,559	60,438	111,927
Effect of foreign currency exchange rate changes	(1,003)	(1,239)	147
Cash and cash equivalents as at December 31	108,590	87,559	60,438
Marketing Company [member]
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	28,923	54,139	40,260
Net cash generated from (used in) investing activities	2,420	(40,010)	(25,923)
Net cash (used in)/generated from financing activities	(31,081)	(12,402)	(21,535)
Net increase/(decrease) in cash and cash equivalents	262	1,727	(7,198)
Cash and cash equivalents as at January 1	8,642	6,901	14,142
Effect of foreign currency exchange rate changes	95	14	(43)
Cash and cash equivalents as at December 31	8,999	8,642	6,901
SIPL [member]
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	690	281	2,128
Net cash generated from (used in) investing activities	15	(2,659)	678
Net cash (used in)/generated from financing activities	(1,172)	1,683	(116)
Net increase/(decrease) in cash and cash equivalents	(467)	(695)	2,690
Cash and cash equivalents as at January 1	7,699	8,833	5,993
Effect of foreign currency exchange rate changes	(164)	(439)	150
Cash and cash equivalents as at December 31	7,068	7,699	8,833
Shanghai Petrochemical [member]
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	3,950	1,680	5,057
Net cash generated from (used in) investing activities	(2,359)	(3,888)	(4,623)
Net cash (used in)/generated from financing activities	(3,393)	1,682	(1,737)
Net increase/(decrease) in cash and cash equivalents	(1,802)	(526)	(1,303)
Cash and cash equivalents as at January 1	6,916	7,450	8,742
Effect of foreign currency exchange rate changes	(2)	(8)	11
Cash and cash equivalents as at December 31	5,112	6,916	7,450
Fujian Petrochemical [member]
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	(292)	(244)	622
Net cash generated from (used in) investing activities	420	(649)	(472)
Net cash (used in)/generated from financing activities	(142)	882	(163)
Net increase/(decrease) in cash and cash equivalents	(14)	(11)	(13)
Cash and cash equivalents as at January 1	68	79	92
Cash and cash equivalents as at December 31	54	68	79
Sinopec Kantons [member]
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	133	586	716
Net cash generated from (used in) investing activities	1,276	3,846	397
Net cash (used in)/generated from financing activities	(1,066)	(1,250)	(1,208)
Net increase/(decrease) in cash and cash equivalents	343	3,182	(95)
Cash and cash equivalents as at January 1	3,182	117	198
Effect of foreign currency exchange rate changes	(93)	(117)	14
Cash and cash equivalents as at December 31	3,432	3,182	117
Shanghai SECCO
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	3,447	3,119	4,601
Net cash generated from (used in) investing activities	1,534	(4,335)	(91)
Net cash (used in)/generated from financing activities	(7,828)	(2,879)	(2,050)
Net increase/(decrease) in cash and cash equivalents	(2,847)	(4,095)	2,460
Cash and cash equivalents as at January 1	5,181	9,278	6,817
Effect of foreign currency exchange rate changes	(1)	(2)	1
Cash and cash equivalents as at December 31	2,333	5,181	9,278
Sinopec-SK (Wuhan) Petrochemical Company Limited ("Sinopec-SK")
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	5,476	(363)	5,532
Net cash generated from (used in) investing activities	(1,789)	(2,340)	(4,987)
Net cash (used in)/generated from financing activities	(653)	2,176	250
Net increase/(decrease) in cash and cash equivalents	3,034	(527)	795
Cash and cash equivalents as at January 1	1,066	1,593	798
Cash and cash equivalents as at December 31	¥ 4,100	¥ 1,066	¥ 1,593